UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
(Investment Company Act File Number)

ASSETMARK FUNDS
(Exact name of Registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
(Address of Principal Executive Offices)

(800) 664-5345
(Registrant’s Telephone Number)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
(Name and Address of Agent for Service)

COPIES TO:

MICHAEL P. O'HARE, ESQ. STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 ONE COMMERCE SQUARE PHILADELPHIA, PA 19103-7098	ELAINE RICHARDS, ESQ. U.S. BANCORP FUND SERVICES, LLC 615 EAST MICHIGAN STREET MILWAUKEE, WISCONSIN 53202

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[Insert full text of annual report here]

ITEM 2.    CODE OF ETHICS

The Registrant’s Board of Trustees is expected to consider, at its next quarterly meeting, the adoption of a code of ethics ("Code") that will apply to the Registrant’s principal executive officer and principal financial officer and be designed to promote honest and ethical conduct; full, fair, timely and accurate disclosure in documents filed with the Securities and Exchange Commission; and compliance with applicable laws and regulations. A form of the proposed Code is attached as an exhibit. The Code was not adopted as of the June 30, 2004 period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Trustees has determined that the registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. The Trustees reviewed the attributes, education and experience of each member of the registrant’s audit committee, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s audit committee, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including those regarding the financial statements of the registrant. In addition, the members of the audit committee determined that the committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts, and they will seek such additional expert assistance as they determine it necessary. The Trustees also determined that each member of the Registrant’s audit committee is "independent" as defined in the instructions to this Form N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

The Registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit services and tax services by the principal accountant.

	FYE 6/30/2004	FYE 6/30/2003
Audit Fees	$152,440	$121,500
Audit-Related Fees	-	-
Tax Fees	$32,000	$32,000
All Other Fees	-	-

The audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment advisor (not sub-advisor) and any entity controlling, controlled by or under common control with the investment adviser for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2004	FYE 6/30/2003
Registrant	$32,000	$32,000
Registrant’s Investment Advisor	$14,000	$9,450

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS

Not applicable for periods ending before July 9, 2004.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 10.     CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 11.     EXHIBITS

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Form filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes
Ronald D. Cordes, President

Date:	September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes
Ronald D. Cordes
President (Principal Executive Officer)
AssetMark Funds

Date:	September 8, 2004

Registrant:	AssetMark Funds

By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Treasurer (Principal Financial Officer)
AssetMark Funds

Date:	September 8, 2004